Income Taxes (Details 2) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Deferred Tax Assets
Stock-based compensation	$ 811,285	$ 845,730
Accrued salary - unpaid	768,803	569,388
Net operating losses	3,562,416	5,496,575
Other
Total deferred tax assets	5,142,504	6,911,693
Valuation allowance	(5,142,504)	(6,911,693)
Net deferred tax assets
Deferred Tax Liabilities
Identifiable intangibles - Howco Purchase
Total deferred tax liabilities
Net deferred tax